Equity - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Jan. 14, 2019 £ / shares shares	Oct. 31, 2018 USD ($)
Disclosure of reserves within equity [line items]
Authorised share capital | shares	0			0
Total return of funds announced to shareholders							$ 500.0
Share consolidation basis - number of new ordinary shares | shares						19
Share consolidation basis - nominal value per share of new ordinary shares | £ / shares						£ 0.20852
Share consolidation basis - number of existing ordinary shares | shares						20
Share consolidation basis - nominal value per share of existing ordinary shares | £ / shares						£ 0.19810
Special dividend paid		$ 510.0
Reclassified from OCI to profit or loss - included in financial expenses	$ 13.0	(38.0)	$ 8.0
Fair value of derivative instruments designated as hedges	7.0	$ 30.0
Consolidation of Shares | shares		10,000,000
Currency Translation Reserve [Member]
Disclosure of reserves within equity [line items]
Fair value of derivative instruments designated as hedges		$ 1.0	$ 1.0
Treasury shares [member]
Disclosure of reserves within equity [line items]
Treasury shares transferred to employee share trusts | shares	600,000	800,000	800,000	600,000	800,000
Reduction in number of Treasury Shares due to share consolidation | shares		300,000
Number of treasury shares held | shares	5,100,000	5,700,000	6,800,000	5,100,000	5,700,000
Treasury shares held, nominal value	$ 1.4	$ 1.6	$ 1.7
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	13.0	(38.0)	8.0
EUR500m 2.125% bonds [member] | Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	9.0	8.0
Change in fair value of currency swaps recognised in OCI	22.0	(30.0)
Notional amount | €				€ 500	€ 500
EUR500m 1.625% bonds [member] | Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Notional amount | €				€ 500
Shares held by employee share trusts [member]
Disclosure of reserves within equity [line items]
Carrying value of shares held	$ 1.4	$ 4.9	$ 3.6
Number of shares held | shares	50,000	100,000	200,000
Market value of shares held	$ 3.1	$ 9.6	$ 8.3